FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	$ 483,303	$ 242,624
Other financial assets, current	12,981	47,328
Other non - financial assets, current	42,973	81,521
Trade and other accounts receivable, current	177,491	501,006
Accounts receivable from related entities, current	430	537
Tax current assets	11,050	19,506
Total current assets	728,228	892,522
Other financial assets, non-current	9,486	10,243
Other non - financial assets, non-current	36,251	29,166
Accounts receivable, non-current	4,984	4,722
Deferred tax assets	2,228	3,339
Total non-current assets	52,949	47,470
Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	16,885	10,974
Other financial assets, current	311	7
Other non - financial assets, current	11,058	11,263
Trade and other accounts receivable, current	1,881	22,809
Tax current assets	389	1,560
Total current assets	30,524	46,613
Other non - financial assets, non-current	39	54
Total non-current assets	39	54
Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	13,157	9,407
Other financial assets, current	4	17,395
Other non - financial assets, current	2,985	20,553
Trade and other accounts receivable, current	841	1,457
Tax current assets	887	1,006
Total current assets	17,874	49,818
Other financial assets, non-current	3,574	4,441
Other non - financial assets, non-current	12,974	7,891
Total non-current assets	16,548	12,332
Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	32,368	50,421
Other financial assets, current	3,987	26,008
Other non - financial assets, current	15,913	24,451
Trade and other accounts receivable, current	38,340	125,342
Accounts receivable from related entities, current	9	42
Tax current assets	1,003	1,111
Total current assets	91,620	227,375
Other financial assets, non-current	69	65
Accounts receivable, non-current	4,984	4,722
Total non-current assets	5,053	4,787
Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	2,168	5,971
Other financial assets, current	132	138
Other non - financial assets, current	175	61
Trade and other accounts receivable, current	209	545
Tax current assets	675	54
Total current assets	3,359	6,769
Other financial assets, non-current	284	296
Deferred tax assets	221	487
Total non-current assets	505	783
Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	10,361	21,927
Other financial assets, current	1,867
Other non - financial assets, current	2,667	2,878
Trade and other accounts receivable, current	24,370	32,711
Tax current assets	235	264
Total current assets	39,500	57,780
Other financial assets, non-current	1,369	1,525
Total non-current assets	1,369	1,525
U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	369,455	77,933
Other financial assets, current	5,639	2,795
Other non - financial assets, current	2,351	5,140
Trade and other accounts receivable, current	98,385	257,421
Accounts receivable from related entities, current	421	495
Tax current assets	354
Total current assets	476,605	343,784
Other financial assets, non-current	2,490	2,169
Other non - financial assets, non-current	3,732	3
Deferred tax assets	13	856
Total non-current assets	6,235	3,028
Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	38,909	65,991
Other financial assets, current	1,041	985
Other non - financial assets, current	7,824	17,175
Trade and other accounts receivable, current	13,465	60,721
Tax current assets	2,287	1,804
Total current assets	68,746	160,383
Other financial assets, non-current	1,700	1,747
Other non - financial assets, non-current	19,506	21,218
Deferred tax assets	1,994	1,996
Total non-current assets	23,200	24,961
Peruvian sun
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Tax current assets	$ 5,220	$ 13,707